Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Contingencies and Commitments [Abstract]
Schedule of contingent loans and other liabilities
	2022	2021
	MCh$	MCh$
Guarantees and sureties
Guarantees and sureties in chilean currency	—	—
Guarantees and sureties in foreign currency	348,774	439,669

Letters of credit for goods circulation operations	424,195	450,024

Debt purchase commitments in local currency abroad	—	—

Transactions related to contingent events
Transactions related to contingent events in chilean currency	2,230,917	1,952,980
Transactions related to contingent events in foreign currency	466,691	413,974

Undrawn credit lines with immediate termination
Balance of lines of credit and agreed overdraft in current account – commercial loans	1,396,659	1,483,884
Balance of lines of credit on credit card – commercial loans	290,950	261,642
Balance of lines of credit and agreed overdraft in current account – consumer loans	1,457,303	1,350,157
Balance of lines of credit on credit card – consumer loans	6,202,951	5,555,510
Balance of lines of credit and agreed overdraft in current account – due from banks loans	—	—

Undrawn credit lines
Balance of lines of credit and agreed overdraft in current account – commercial loans	—	—
Balance of lines of credit on credit card – commercial loans	—	—
Balance of lines of credit and agreed overdraft in current account – consumer loans	—	—
Balance of lines of credit on credit card – consumer loans	—	—
Balance of lines of credit and agreed overdraft in current account – due from banks loans	—	—

Other commitments
Credits for higher studies Law No. 20,027 (CAE)	—	—
Other irrevocable credit commitments	72,355	78,951

Other credit commitments	—	—
Total	12,890,795	11,986,791

	2022	2021
	MCh$	MCh$
Transactions on behalf of third parties
Collections	174,238	152,297
Placement or sale of financial instruments	—	—
Transferred financial assets managed by the bank	—	—
Third-party resources managed by the bank	766,706	749,007
Subtotal	940,944	901,304

Securities custody
Securities safekept by a banking subsidiary	5,593,924	5,232,546
Securities safekept by the Bank	3,646,536	2,459,320
Securities safekept deposited in another entity	14,855,338	12,601,349
Securities issued by the bank	—	—
Subtotal	24,095,798	20,293,215
Total	25,036,742	21,194,519

Schedule of estimated dates of the respective legal contingencies
	As of December 31, 2022
	2023	2024	2025	2026	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	286	1,504	—	—	1,790

Schedule of subsidiary established a guarantee in an insurance policy
	2022	2021
	MCh$	MCh$
Guarantees:
Shares delivered to guarantee forward sales transactions covered simultaneously:
Santiago Securities Exchange, Stock Exchange	15,840	38,279
Electronic Chilean Securities Exchange, Stock Exchange	10,323	12,839

Fixed income securities to guarantee CCLV system:
Santiago Securities Exchange, Stock Exchange	9,983	9,990

Fixed Income securities to guarantee equity short sale and Hedging Loan:
Santiago Securities Exchange, Stock Exchange	—	2,344

Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange	7,992	—

Cash guarantees received for operations with derivatives	743	1,723
Cash guarantees for operations with derivatives	1,443	3,198

Equity securities received for operations with derivatives
Electronic Chilean Securities Exchange, Stock Exchange	273	342
Depósito Central de Valores S.A.	1,363	1,726

Financial intermediation securities received for operations with derivatives
Internal custody	238	—
Total	48,198	70,441

Schedule of insurance policies contracted
Matter insured	Amount Insured (UF)
Errors and omissions liability policy	500
Civil responsibility policy	60,000